GOF P22 04/19

SUPPLEMENT DATED APRIL 12, 2019

TO THE PROSPECTUSES DATED AUGUST 1, 2018

OF

templeton global investment trust

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

The prospectuses are amended as follows:

I.  The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the Templeton Emerging Markets Small Cap Fund’s prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	1.35%	1.35%	1.35%	1.35%	1.35%
Distribution and service (12b‑1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[2]	0.25%	0.25%	0.25%	0.16%	0.25%
Acquired fund fees and expenses[3]	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[1,2,3]	1.87%	2.62%	2.12%	1.53%	1.62%
Fee waiver and/or expense reimbursement[4]	-0.02%	-0.02%	-0.02%	-0.04%	-0.02%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2,3,4]	1.85%	2.60%	2.10%	1.49%	1.60%

1. Management fees of the Fund have been restated to reflect to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on April 1, 2019. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period’s non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. Management has contractually agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 728	$ 1,104	$ 1,504	$ 2,620
Class C	$ 363	$ 813	$ 1,389	$ 2,955
Class R	$ 213	$ 662	$ 1,138	$ 2,452
Class R6	$ 152	$ 480	$ 831	$ 1,822
Advisor Class	$ 163	$ 509	$ 880	$ 1,922
If you do not sell your shares:
Class C	$ 263	$ 813	$ 1,389	$ 2,955

II.  The following is added to the “Fund Details – Management” section of the Templeton Emerging Markets Small Cap Fund’s prospectus:

Management Fees  Effective April 1, 2019, the Fund’s investment management fee was reduced, as approved by the board of trustees. Prior to April 1, 2019, the Fund paid the investment manager a fee equal to an annual rate of:

•1.45% of the value of its average daily net assets up to and including $500 million;

•1.40% of the value of its average daily net assets over $500 million, up to and including $5 billion;

•1.35% of the value of its average daily net assets over $5 billion, up to and including $10 billion;

•1.30% of the value of its average daily net assets over $10 billion, up to and including $15 billion;

•1.25% of the value of its average daily net assets over $15 billion, up to and including $20 billion; and

•1.20% of the value of its average daily net assets over $20 billion.

Effective April 1, 2019, the Fund pays the investment manager a fee equal to an annual rate of:

•1.400% of the value of its average daily net assets up to and including $500 million;

•1.300% of the value of its average daily net assets over $500 million, up to and including $1 billion; and

•1.200% of the value of its average daily net assets in excess of $1 billion.

III.  The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the Templeton Frontier Markets Fund’s prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	1.40%	1.40%	1.40%	1.40%	1.40%
Distribution and service (12b‑1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[2]	0.65%	0.65%	0.65%	0.43%	0.65%
Acquired fund fees and expenses[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[1,2,3]	2.31%	3.06%	2.56%	1.84%	2.06%
Fee waiver and/or expense reimbursement[4]	-0.30%	-0.30%	-0.30%	-0.30%	-0.30%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2,3,4]	2.01%	2.76%	2.26%	1.54%	1.76%

1. Management fees of the Fund have been restated to reflect to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on April 1, 2019. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and, for Class R6, to reflect current fiscal year expenses. If the prior period’s non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. The investment manager has contractually agreed to waive its fee so that the management fee for the Fund does not exceed 1.35% until July 31, 2019. In addition, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b‑1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.75% until July 31, 2019. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver agreements may not be changed or terminated during the time period set forth above.

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 743	$ 1,205	$ 1,692	$ 3,030
Class C	$ 379	$ 917	$ 1,580	$ 3,354
Class R	$ 229	$ 768	$ 1,334	$ 2,874
Class R6	$ 157	$ 550	$ 968	$ 2,135
Advisor Class	$ 179	$ 617	$ 1,081	$ 2,367
If you do not sell your shares:
Class C	$ 279	$ 917	$ 1,580	$ 3,354

IV.  The following is added to the “Fund Details – Management” section of the Templeton Frontier Markets Fund‘s prospectus:

Management Fees  Effective April 1, 2019, the Fund’s investment management fee was reduced, as approved by the board of trustees. Prior to April 1, 2019, the Fund paid the investment manager a fee equal to an annual rate of:

•1.45% of the value of its average daily net assets up to and including $500 million;

•1.40% of the value of its average daily net assets in excess of $500 million, up to and including $5 billion;

•1.35% of the value of its average daily net assets in excess of $5 billion up, to and including $10 billion;

•1.30% of the value of its average daily net assets in excess of $10 billion, up to and including $15 billion;

•1.25% of the value of its average daily net assets in excess of $15 billion, up to and including $20 billion; and

•1.20% of the value of its average daily net assets in excess of $20 billion.

Effective April 1, 2019, the Fund pays the investment manager a fee equal to an annual rate of:

•1.400% of the value of its average daily net assets up to and including $500 million;

•1.300% of the value of its average daily net assets over $500 million, up to and including $1 billion; and

•1.200% of the value of its average daily net assets in excess of $1 billion.

Please keep this supplement with your prospectus for future reference.

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